LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
Disclosure of detailed information about borrowings

	2019	2020	2021	2022	2023	2024 and thereafter	Total
Senior notes	$—	$84.1	$—	$192.7	$261.2	$935.6	$1,473.6
$1.0 billion credit facility	—	—	—	—	295.0	—	$295.0
Debt from 50% interest in Canadian Malartic	1.9	—	—	—	—	—	$1.9
	$1.9	$84.1	$—	$192.7	$556.2	$935.6	$1,770.5

As at December 31,	2018	2017
Senior Notes
$300 million notes issued December 2017
4.625% 10-year notes due December 2027	296.8	297.5
$500 million notes issued June 2014
4.95% 10-year notes due July 2024	496.8	496.2
$300 million notes issued June 2013
Series A - 3.64% 5-year notes due June 2018 ($35 million)	—	34.9
Series B - 4.78% 10-year notes due June 2023 ($265 million)	260.4	260.2
$500 million notes issued March 2012
Series A - 3.89% 6-year notes due March 2018 ($75 million)	—	73.6
Series B - 4.36% 8-year notes due March 2020 ($85 million)	84.0	83.9
Series C - 4.76% 10-year notes due March 2022 ($200 million)	192.1	192.0
Series D - 4.91% 12-year notes due March 2024 ($140 million)	135.2	135.1
$270 million notes issued December 2009
Series C - 6.97% 10-year notes due December 2019 ($181.5 million)	—	181.4
	1,465.3	1,754.8
Revolving Credit Facilities
$1.0 billion credit facility (a)	291.5	27.0
$75.0 million credit facility (b)	—	72.6

Debt from 50% interest in Canadian Malartic	1.9	3.3
Total debt (i)	$1,758.7	1,857.7
Less: current portion of long-term debt (Note 25)	(1.9)	(110.0)
Long-term debt	$1,756.8	1,747.7

(i)	Balances are net of transaction costs of $11.8 million, net of amortization (December 31, 2017: $14.3 million).